REVENUE FROM CONTRACTS WITH CUSTOMERS	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue from contracts with customers	NOTE 4 – REVENUE FROM CONTRACTS WITH CUSTOMERS

USDm	2024	2023	2022
Disaggregation of revenue
Transportation of oil products and chemicals	1,544.0	1,491.4	1,440.4
Scrubbers and related services	9.1	21.7	1.2
Welding and mounting	4.9	5.3	1.1
Others	1.2	2.0	0.7
Total revenue	1,559.2	1,520.4	1,443.4
Tanker segment	1,544.0	1,491.4	1,440.4
Marine Engineering segment	29.6	48.0	5.9
Intersegment elimination	(14.4)	(19.0)	(2.9)
Total revenue	1,559.2	1,520.4	1,443.4

USDm	2024	2023	2022
Customer contract balances
Trade receivables	183.9	211.0	259.5
Customer contract assets¹⁾	2.4	2.5	3.0
Customer contract liabilities²⁾	(7.5)	(3.4)	(0.9)
Total	178.8	210.1	261.6
¹⁾ Recognized in prepayments.
²⁾ Recognized in prepayments from customers.
Refer to Note 15 for further information on trade receivables. Customer contract assets primarily relate to prepaid voyage expenses until the cargo load date. During the year, USD 2.5m was recognized relating to customer contracts entered in 2023 (2023: USD 3.0m relating to 2022, 2022: USD 2.0m relating to 2021). Customer contract liabilities primarily relate to prepaid charter hire and prepayments received by customers in connection with scrubber installations. The change in customer contract liabilities during the year is primarily caused by change in prepayments received by customers in connection with scrubber installations of USD 2.8m.
Accounting policies
Revenue
Income is recognized in the income statement when:
•The income generating activities have been carried out on the basis of a binding agreement
•The income can be measured reliably
•It is probable that the economic benefits associated with the transaction will flow to the Company
Revenue comprises freight, charter hire, and demurrage revenue from the vessels as well as Marine Engineering revenue. Revenue is recognized when or as performance obligations are satisfied by transferring services to the customer, i.e. over time, provided that the stage of completion can be measured reliably. Revenue is measured as the consideration that the Group expects to be entitled to.
Freight revenue including charter hire and demurrage (and related voyage costs) are recognized in the income statement according to the entered charter parties from the date of load to the date of delivery of the cargo (discharge). The completion is determined using the load-to-discharge method based on the percentage of the estimated duration of the voyage completed at the reporting date because the customer receives the benefit during the voyage as it is provided.
Cross-over voyages
For cross-over voyages (voyages in progress at the end of a reporting period), the uncertainty and the dependence on estimates are greater than for finalized voyages. The Company recognizes a percentage of the estimated revenue for the voyage equal to the percentage of the estimated duration of the voyage completed at the balance sheet date. The estimate of revenue is based on the expected duration and destination of the voyage.
NOTE 4 – continued
When recognizing revenue, there is a risk that the actual number of days it takes to complete the voyage will differ from the estimate.
The contract for a single voyage may state several alternative destination ports. The destination port may change during the voyage, and the rate may vary depending on the destination port. Changes to the estimated duration of the voyage as well as changing destinations and weather conditions will affect the voyage expenses.
Demurrage revenue
Freight contracts contain conditions regarding the amount of time available for loading and discharging of the vessel. If these conditions are breached, TORM is compensated for the additional time incurred in the form of demurrage revenue. Demurrage revenue is recognized in accordance with the terms and conditions of the charter parties. Upon completion of the voyage, the Company assesses the time spent in port, and a demurrage claim based on the relevant contractual conditions is submitted to the charterers. The claim will often be met by counterclaims due to differences in the interpretation of the agreement compared to the actual circumstances of the additional time used. Based on previous experience, 97% of the demurrage claim submitted is recognized as demurrage revenue upon initial recognition. For cross-over voyages, an estimate of incurred demurrage is recognized at the balance sheet date.
The Company receives the demurrage payment upon reaching final agreement on the amount, which could be up to approximately 100 days after the original demurrage claim was submitted. Any adjustments to the final agreement are recognized as demurrage revenue.
Marine Engineering revenue
Some of the Group’s contracts with customers relate to the sale of marine engineering equipment with installation services. Customers obtain control of the marine engineering equipment with installation services when the goods are delivered to the customer, they have completed commissioning and delivery has been accepted by the customers. When without installation services, customers obtain control of the marine engineering equipment when the goods are delivered to and have been accepted by the customers.
Revenue is thus recognized upon the customers obtaining control. There is generally only one performance obligation related hereto.
A warranty provision is recognized for expected repair costs related to warranty claims for sold marine engineering equipment within the standard warranty period of one year. These provisions are recognized when the equipment is sold and are based on historical experience. The warranty provision estimates are updated annually.